Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,796)	$ (21,285)	$ (30,339)	$ (44,671)	$ (81,580)	$ (84,686)
Other comprehensive gain (loss):
Unrealized gain (loss) on marketable securities and money market funds	58	(96)	192	(330)	(136)	(89)
Total other comprehensive gain (loss)	58	(96)	192	(330)	(136)	(89)
Comprehensive loss	$ (10,738)	$ (21,381)	$ (30,147)	$ (45,001)	$ (81,716)	$ (84,775)